Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Schedule of Goodwill and Intangible Assets

For the year ended December 31, 2018:

In thousands of U.S. Dollars	Software Technology Acquired through Business Combinations	Customer Relationships	Brands	Brands (licensed)	Deferred Development Costs	Other Intangibles	Goodwill	Total
Cost
Balance – January 1, 2018	117,492	1,423,719	485,253	—	71,819	18,712	2,810,681	4,927,676
Additions	6,808	—	—	—	51,574	21,394	—	79,776
Additions through business combination	300,825	2,533,869	22,447	509,896	—	46,668	2,571,350	5,985,055
Disposals	(2,336)	—	—	—	—	(550)	(4,944)	(7,830)
Translation	(16,150)	(110,218)	(1,028)	(23,345)	(607)	(3,830)	(109,781)	(264,959)
Balance – December 31, 2018	406,639	3,847,370	506,672	486,551	122,786	82,394	5,267,306	10,719,718

Accumulated amortization and impairments
Balance – January 1, 2018	91,072	324,292	—	—	20,107	9,384	5,471	450,326
Amortization	53,159	172,241	—	14,346	14,656	11,769	—	266,171
Disposals	(2,171)	—	—	—	—	(550)	(4,944)	(7,665)
Impairment	—	—	—	—	4,178	396	799	5,373
Translation	(911)	(1,836)	—	(269)	(12)	(138)	—	(3,166)
Balance – December 31, 2018	141,149	494,697	—	14,077	38,929	20,861	1,326	711,039

Net carrying amount
At January 1, 2018	26,420	1,099,427	485,253	—	51,712	9,328	2,805,210	4,477,350
At December 31, 2018	265,490	3,352,673	506,672	472,474	83,857	61,533	5,265,980	10,008,679

For the year ended December 31, 2017:

In thousands of U.S. Dollars	Software Technology Acquired through Business Combinations	Customer Relationships	Brands	Deferred Development Costs	Other Intangibles	Goodwill	Total
Cost
Balance – January 1, 2017	116,079	1,423,719	485,253	48,808	15,673	2,810,681	4,900,213
Additions	—	—	—	23,212	1,893	—	25,105
Additions through business combination	1,413	—	—	—	—	—	1,413
Reclassification	—	—	—	(201)	—	—	(201)
Translation	—	—	—	—	1,146	—	1,146
Balance – December 31, 2017	117,492	1,423,719	485,253	71,819	18,712	2,810,681	4,927,676

Accumulated amortization and impairments
Balance – January 1, 2017	61,163	229,377	—	9,832	5,798	5,471	311,641
Amortization	29,909	94,915	—	10,275	3,162	—	138,261
Translation	—	—	—	—	424	—	424
Balance – December 31, 2017	91,072	324,292	—	20,107	9,384	5,471	450,326

Net carrying amount
At January 1, 2017	54,916	1,194,342	485,253	38,976	9,875	2,805,210	4,588,572
At December 31, 2017	26,420	1,099,427	485,253	51,712	9,328	2,805,210	4,477,350

Summary of Impairment Test Operations for CGU

The Corporation performed an annual impairment test for its operations in connection with the preparation of its consolidated financial statements for the year ended December 31, 2018. Goodwill is monitored at the operating segment and this is consistent with the lowest level of CGU except as noted below.

	As at December 31, 2018		As at December 31, 2017
In thousands of U.S. Dollars	Goodwill	Brand (Indefinite)	Goodwill	Brand (Indefinite)
International	2,806,485	485,253	2,805,210	485,253
United Kingdom *	2,333,476	21,419	—	—
Australia	126,019	—	—	—
Total	5,265,980	506,672	2,805,210	485,253

* The United Kingdom segment includes a non-significant CGU which includes the indefinite lived brand as noted in the table above. The Corporation has not identified any impairment in relation to the indefinite lived brand.

Summary of Cash Flow Forecasts

The following table shows key assumptions used in the value in use calculations:

	Assumptions used in value in use calculation
	International	United Kingdom	Australia
Discount Rate (pre-tax)	11.2%	9.3%	14.1%
Discount Rate (after-tax)	11.0%	8.2%	10.5%
Perpetual Growth Rate	3.0%	3.0%	2.0%
Revenue Growth Rate	6.6% - 11.5%	4.0% - 13.4%	3.9% - 11.5%
Adjusted EBITDA Margin as % of Revenue	38.9% - 43.0%	26.9% - 30.5%	16.5% - 19.4%
CAPEX as % of Revenue	4.5%	4.5%	4.4% - 5.4%
The following table shows the changes to key assumptions used in the impairment review that would be required for the carrying amount to equal the recoverable amount:
	Change required for carrying value to equal recoverable amount
	United Kingdom	Australia
	pps	pps
Discount Rate (pre-tax)	0.1	4.7
Discount Rate (after-tax)	0.1	3.3
Perpetual Growth Rate	(0.2)	(8.9)
Revenue Growth Rate across the five year forecast	(0.6)	(5.4)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(0.6)	(4.0)
CAPEX as % of Revenue	0.7	3.5